Income Taxes (Schedule Of Pretax Earnings From Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
United States	$ 2,921	$ 2,096	$ 1,724
Non-U.S.	1,240	1,252	1,472
Earnings before income taxes	$ 4,161	$ 3,348	$ 3,196